Note 3 - Securities	12 Months Ended
Dec. 31, 2013
Table Text Block [Abstract]
Available-for-sale Securities [Table Text Block]

NOTE 3 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2013 and 2012 are as follows:

	2013		2012
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$12,637,310	$12,333,009	$15,488,836	$15,554,085
Obligations of states and political subdivisions	66,584,990	66,540,342	51,122,041	53,918,499
Mortgage-backed	119,163,624	117,471,538	104,892,935	107,607,325
Other	751,888	735,036	501,888	527,856

Total	$199,137,812	$197,079,925	$172,005,700	$177,607,765

A summary of unrealized gains and losses on securities at December 31, 2013 and 2012 follows:

	2013		2012
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$-	$304,301	$68,479	$3,230
Obligations of states and political subdivisions	1,113,422	1,158,070	2,863,159	66,701
Mortgage-backed	1,164,346	2,856,432	2,732,160	17,770
Other	-	16,852	25,968	-

Total	$2,277,768	$4,335,655	$5,689,766	$87,701

The amortized cost and fair value of securities at December 31, 2013, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Fair value

Due in one year or less	$2,425,053	$2,450,241
Due after one year through five years	15,488,226	15,509,833
Due after five years through ten years	49,127,594	48,871,386
Due after ten years	131,345,051	129,513,429
Other securities having no maturity date	751,888	735,036

Total	$199,137,812	$197,079,925

Securities with a carrying value of approximately $34,271,000 at December 31, 2013 and $42,139,000 at December 31, 2012 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2013	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$304,301	$12,333,009	$-	$-	$304,301	$12,333,009
Obligations of states and political subdivisions	910,564	23,218,005	247,506	3,225,869	1,158,070	26,443,874
Mortgage-backed	2,613,715	74,745,579	242,717	4,330,945	2,856,432	79,076,524
Other	16,852	735,036	-	-	16,852	735,036

Total temporarily impaired securities	$3,845,432	$111,031,629	$490,223	$7,556,814	$4,335,655	$118,588,443

2012
U.S. Government and agencies	$3,230	$996,770	$-	$-	$3,230	$996,770
Obligations of states and political subdivisions	66,701	5,484,740	-	-	66,701	5,484,740
Mortgage-backed	17,770	7,593,495	-	-	17,770	7,593,495

Total temporarily impaired securities	$87,701	$14,075,005	$-	$-	$87,701	$14,075,005

There were 160 securities in an unrealized loss position at December 31, 2013, 13 of which were in a continuous unrealized loss position for 12 months or more. Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2013 were primarily the result of customary and expected fluctuations in the bond market. As a result, all security impairments as of December 31, 2013 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $134,848 in 2013, $293,226 in 2012, and $897,086 in 2011, with the income tax provision applicable to such gains amounting to $45,848 in 2013, $99,697 in 2012, and $305,009 in 2011. Gross realized losses from sale of securities amounted to $671 in 2013, $25,713 in 2012, and $322 in 2011 with related income tax effect of $228 in 2013, $8,742 in 2012, and $109 in 2011.